HEMT 2006-1
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 9, 2006 09:24

Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Credit Scores Loans Outstanding Loans
<= 0 2 56,656.56 0.01
401 - 425 2 40,660.82 0.01
426 - 450 18 484,963.48 0.09
451 - 475 63 1,675,642.90 0.32
476 - 500 135 3,378,102.30 0.65
501 - 525 181 4,391,235.95 0.84
526 - 550 183 5,243,751.02 1.01
551 - 575 206 4,947,388.91 0.95
576 - 600 235 7,834,674.28 1.50
601 - 625 645 25,992,451.90 4.99
626 - 650 1,247 55,374,297.00 10.62
651 - 675 1,768 90,374,822.49 17.34
676 - 700 1,762 97,537,900.56 18.71
701 - 725 1,541 88,008,221.98 16.88
726 - 750 1,126 64,655,549.86 12.40
751 - 775 790 40,074,692.35 7.69
776 - 800 534 25,780,627.41 4.95
801 - 825 109 5,382,682.91 1.03
Total: 10,547 521,234,322.68 100.00
Wgt Avg: 689
Number
of Aggregate Percent of
Current Mortgage Initial Principle Initial
Loan Principal Mortgage Balance Mortgage
Balances ($) Loans Outstanding Loans
0.01 - 25,000.00 2,789 48,115,774.55 9.23
25,000.01 - 50,000.00 3,843 138,598,816.60 26.59
50,000.01 - 75,000.00 2,002 123,138,153.68 23.62
75,000.01 - 100,000.00 981 85,253,023.89 16.36
100,000.01 - 125,000.00 506 56,582,721.68 10.86
125,000.01 - 150,000.00 237 32,519,994.45 6.24
150,000.01 - 175,000.00 75 12,170,483.84 2.33
175,000.01 - 200,000.00 78 14,903,532.05 2.86
200,000.01 - 225,000.00 5 1,066,124.89 0.20
225,000.01 - 250,000.00 9 2,160,107.22 0.41
250,000.01 - 275,000.00 6 1,581,905.96 0.30
275,000.01 - 300,000.00 10 2,935,906.53 0.56
300,000.01 - 325,000.00 1 301,439.49 0.06
350,000.01 - 375,000.00 1 351,927.26 0.07
375,000.01 - 400,000.00 4 1,554,410.59 0.30
Total: 10,547 521,234,322.68 100.00
Avg: 49,420.15
Min: 303.47
Max: 398,688.68
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Mortgage Rates (%) Loans Outstanding Loans
5.001 - 5.500 3 214,401.89 0.04
5.501 - 6.000 14 699,811.46 0.13
6.001 - 6.500 67 3,346,768.48 0.64
6.501 - 7.000 100 5,283,020.00 1.01
7.001 - 7.500 284 14,843,736.84 2.85
7.501 - 8.000 478 25,961,486.27 4.98
8.001 - 8.500 682 35,118,991.33 6.74
8.501 - 9.000 1,126 59,644,324.81 11.44
9.001 - 9.500 1,015 52,553,809.17 10.08
9.501 - 10.000 1,299 75,145,816.34 14.42
10.001 - 10.500 1,078 61,343,877.42 11.77
10.501 - 11.000 955 50,005,973.32 9.59
11.001 - 11.500 630 31,252,080.67 6.00
11.501 - 12.000 709 32,041,771.64 6.15
12.001 - 12.500 527 22,912,433.63 4.40
12.501 - 13.000 482 17,097,874.23 3.28
13.001 - 13.500 507 18,935,919.46 3.63
13.501 - 14.000 359 9,476,918.51 1.82
14.001 - 14.500 187 4,465,761.04 0.86
14.501 - 15.000 35 693,409.33 0.13
15.001 - 15.500 6 111,364.45 0.02
15.501 - 16.000 3 59,490.78 0.01
16.001 - 16.500 1 25,281.61 0.00
Total: 10,547 521,234,322.68 100.00
Wgt Avg: 10.166
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Occupancy Types Loans Outstanding Loans
Investment 1,183 39,079,810.46 7.50
Primary 9,172 472,994,346.29 90.75
Second Home 192 9,160,165.93 1.76
Total: 10,547 521,234,322.68 100.00
HEMT 2006-1
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 9, 2006 09:24

Number
of Aggregate Percent of
Initial Principle Initial
Original Loan Term Mortgage Balance Mortgage
(In Months) Loans Outstanding Loans
1 - 60 2 1,799.64 0.00
61 - 120 51 986,530.76 0.19
121 - 180 7,799 399,988,248.84 76.74
181 - 240 1,071 42,705,602.06 8.19
241 - 300 4 187,093.58 0.04
301 - 360 1,620 77,365,047.80 14.84
Total: 10,547 521,234,322.68 100.00
Wgt Avg: 212
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Remaining Term to Maturity Loans Outstanding Loans
1 - 60 5 39,195.98 0.01
61 - 120 120 3,124,752.56 0.60
121 - 180 7,739 398,233,990.87 76.40
181 - 240 1,061 42,375,815.96 8.13
241 - 300 6 373,072.15 0.07
301 - 360 1,616 77,087,495.16 14.79
Total: 10,547 521,234,322.68 100.00
Weighted Average: 198
MAX Remaining Term: 358
MIN Remaining Term: 3
Number
of Aggregate Percent of
Original Combined Initial Principle Initial
Loan-to-Value Mortgage Balance Mortgage
Ratios (%) Loans Outstanding Loans
0.01 - 10.00 4 80,963.11 0.02
10.01 - 20.00 19 552,848.63 0.11
20.01 - 30.00 30 1,092,292.27 0.21
30.01 - 40.00 92 3,317,985.32 0.64
40.01 - 50.00 193 5,430,980.16 1.04
50.01 - 60.00 316 9,601,744.07 1.84
60.01 - 70.00 358 11,823,664.71 2.27
70.01 - 80.00 525 20,077,309.16 3.85
80.01 - 90.00 2,104 81,389,871.88 15.61
90.01 - 100.00 6,906 387,866,663.37 74.41
Total: 10,547 521,234,322.68 100.00
DEAL COMB gt Avg: 93.56
Number
of Aggregate Percent of
Initial Principle Initial
Geographic Mortgage Balance Mortgage
Distributions Loans Outstanding Loans
Alabama 53 1,745,274.31 0.33
Alaska 5 208,753.94 0.04
Arizona 585 25,294,738.31 4.85
Arkansas 11 347,273.02 0.07
California 1,681 137,975,298.38 26.47
Colorado 325 14,099,613.14 2.71
Connecticut 78 3,541,492.99 0.68
Delaware 42 1,692,672.04 0.32
District of Columbia 25 1,665,644.04 0.32
Florida 859 37,286,204.93 7.15
Georgia 339 11,347,443.39 2.18
Hawaii 14 1,816,900.99 0.35
Idaho 66 1,734,666.53 0.33
Illinois 464 21,357,134.38 4.10
Indiana 90 2,410,223.08 0.46
Iowa 54 1,085,710.34 0.21
Kansas 38 1,140,821.56 0.22
Kentucky 45 1,109,059.97 0.21
Louisiana 38 988,853.25 0.19
Maine 13 475,201.35 0.09
Maryland 363 20,651,566.12 3.96
Massachusetts 196 11,825,601.62 2.27
Michigan 288 9,151,477.81 1.76
Minnesota 177 6,918,717.62 1.33
Mississippi 44 1,142,605.76 0.22
Missouri 109 3,269,361.24 0.63
Montana 19 663,014.93 0.13
Nebraska 30 749,157.46 0.14
Nevada 325 17,292,548.15 3.32
New Hampshire 34 1,940,336.23 0.37
New Jersey 482 27,234,140.62 5.22
New Mexico 42 1,258,063.26 0.24
New York 512 35,638,133.02 6.84
North Carolina 248 8,131,049.49 1.56
North Dakota 7 212,315.43 0.04
Ohio 215 5,492,845.82 1.05
Oklahoma 65 1,490,345.92 0.29
Oregon 207 7,526,485.39 1.44
Pennsylvania 291 8,729,052.00 1.67
Puerto Rico 1 15,064.24 0.00
Rhode Island 38 2,172,784.18 0.42
South Carolina 149 5,675,857.26 1.09
South Dakota 8 153,345.86 0.03
Tennessee 154 3,585,924.59 0.69
Texas 677 18,610,118.19 3.57
Utah 144 5,520,039.99 1.06
Vermont 5 145,131.18 0.03
Virginia 477 30,015,573.70 5.76
Washington 330 15,805,218.45 3.03
West Virginia 6 258,144.86 0.05
Continued...
HEMT 2006-1
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 9, 2006 09:24

...continued
Number
of Aggregate Percent of
Initial Principle Initial
Geographic Mortgage Balance Mortgage
Distributions Loans Outstanding Loans
Wisconsin 65 2,302,867.59 0.44
Wyoming 14 334,454.76 0.06
Total: 10,547 521,234,322.68 100.00
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Loan Purpose Loans Outstanding Loans
Construction 3 300,775.05 0.06
Purchase 8,014 402,409,178.32 77.20
Refinance - Cash Out 1,865 90,875,461.00 17.43
Refinance - Other 9 522,860.24 0.10
Refinance - Rate/Term 655 27,110,983.83 5.20
Unknown 1 15,064.24 0.00
Total: 10,547 521,234,322.68 100.00
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Type of Program Loans Outstanding Loans
Full Documentation 4,589 188,393,920.06 36.14
No Documentation 528 21,681,869.84 4.16
Reduced Documentation 4,056 235,797,607.14 45.24
Stated/Stated Documentation 1,374 75,360,925.64 14.46
Total: 10,547 521,234,322.68 100.00
Number
of Aggregate Percent of
Initial Principle Initial
Mortgage Balance Mortgage
Property Type Loans Outstanding Loans
2-4 Family 857 51,600,481.39 9.90
Condo 1,079 49,492,186.57 9.50
Co-op 10 395,641.85 0.08
Manufactured Housing 45 870,126.44 0.17
Planned Unit Development 1,727 95,074,826.33 18.24
Single Family Residence 6,752 320,566,413.34 61.50
Town House 77 3,234,646.76 0.62
Total: 10,547 521,234,322.68 100.00